Employee Benefit Plan, Schedule, Delinquent Participant Contribution	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Line 4a
ONE Gas, Inc. 401(k) Plan
EIN 46-3561936 PLN 002

Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
December 31, 2025
(In thousands)

	Total That Constitute Nonexempt Prohibited Transactions
Participant Contributions and Loan Repayments Transferred Late to Plan	Contributions Not Corrected	Contributions Corrected Outside Department of Labor’s Voluntary Fiduciary Correction Program (VFCP)	Contributions Pending Correction in VFCP	Total Fully Corrected Under VFCP and Prohibited Transaction Exemption 2002-51

$651	$—	$651	$—	$—